Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Non-current assets
Goodwill	€ 23,316	€ 26,734	€ 26,734
Other intangible assets	16,419	16,523	16,523
Plant, property and equipment	27,082	28,325	28,325
Investments in associates and joint ventures	4,282	2,765	2,538
Other investments	1,158	3,192	3,204
Deferred tax assets	24,425	25,543	26,200
Post employment benefits	151	110	110
Trade and other receivables	4,847	4,856	4,026
Total non-current assets	101,680	108,048	107,660
Current assets
Inventory	777	620	581
Taxation recoverable	115	106	106
Trade and other receivables	13,399	12,110	9,975
Other investments	10,969	8,795	8,795
Cash and cash equivalents	6,962	4,674	4,674
Total current assets	32,222	26,305	24,131
Assets held for sale		13,820	13,820
Non-current liabilities	(242)
Total assets	133,660	148,173	145,611
Equity
Called up share capital	4,796	4,796	4,796
Additional paid-in capital	150,307	150,197	150,197
Treasury shares	(8,380)	(8,463)	(8,463)
Accumulated losses	(115,434)	(104,536)	(106,695)
Accumulated other comprehensive income	29,160	27,832	27,805
Total attributable to owners of the parent	60,449	69,826	67,640
Non-controlling interests	927	1,043	967
Total non-controlling interests	927	1,043	967
Total equity	61,376	70,869	68,607	€ 69,686	€ 73,719
Non-current liabilities
Long-term borrowings	42,670	32,908	32,908
Deferred tax liabilities	488	757	644
Post employment benefits	303	520	520
Provisions	1,075	1,065	1,065
Trade and other payables	3,188	2,853	2,843
Total non-current liabilities	47,724	38,103	37,980
Current liabilities
Short-term borrowings	5,502	8,513	8,513
Financial liabilities under put option arrangements	1,874	1,838	1,838
Taxation liabilities	647	541	541
Provisions	884	891	891
Trade and other payables	15,653	16,419	16,242
Total current liabilities	24,560	28,202	28,025
Liabilities held for sale		10,999	10,999
Total equity and liabilities	€ 133,660	€ 148,173	€ 145,611